Cover	Apr. 15, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends and restates the Current Report on Form 8-K, filed on April 16, 2026, in order to correct certain disclosure inaccuracies.
Document Period End Date	Apr. 15, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41293
Entity Registrant Name	Aspire Biopharma Holdings, Inc.
Entity Central Index Key	0001847345
Entity Tax Identification Number	33-3467744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23150 Fashion Drive
Entity Address, Address Line Two	Suite 232
Entity Address, City or Town	Estero
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33928
City Area Code	(415)
Local Phone Number	592-7399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ASBP
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock
Title of 12(b) Security	Warrants, each exercisable for one share of common stock
Trading Symbol	ASBPW
Security Exchange Name	NASDAQ